Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FIDELITY SUMMER STREET TRUST
Prospectus Date		rr_ProspectusDate	Jun. 29, 2015
A T C | Fidelity Short Duration High Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Short Duration High Income Fund/Fidelity Advisor® Short Duration High Income Fund A, T, C
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

			You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds.

			Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
  Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Normally investing primarily in securities rated BB or B by Standard & Poor's (S&P), Ba or B by Moody's Investors Service (Moody's), comparably rated by at least one nationally recognized credit rating agency, or, if unrated, considered by Fidelity Management & Research Company (FMR) to be of comparable quality.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Normally maintaining an average duration of three years or less.
  Investing in floating rate loans, which are often lower-quality debt securities, and other floating rate securities, and in investment-grade corporate bonds and other corporate debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Floating Rate Loan Trading. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
			An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

			Visit www.advisor.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Year
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
During the period shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	1.59%	March 31, 2014
Lowest Quarter Return	-1.82%	September 30, 2014
Year-to-Date Return	2.33%	March 31, 2015

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Returns
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
			December 31, 2014
A T C | Fidelity Short Duration High Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee on shares held less than 90 days (as a % of amount redeemed)		rr_RedemptionFeeOverRedemption	1.00%
Management fee		rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.48%
Total annual operating expenses		rr_ExpensesOverAssets	1.29%
Fee waiver and/or expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.24%
Total annual operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	1.05%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year		rr_ExpenseExampleYear01	$ 503
3 years		rr_ExpenseExampleYear03	766
5 years		rr_ExpenseExampleYear05	1,053
10 years		rr_ExpenseExampleYear10	1,870
1 year		rr_ExpenseExampleNoRedemptionYear01	503
3 years		rr_ExpenseExampleNoRedemptionYear03	766
5 years		rr_ExpenseExampleNoRedemptionYear05	1,053
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,870
2014		rr_AnnualReturn2014	(0.12%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.33%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.59%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.82%)
A T C | Fidelity Short Duration High Income Fund | Class T
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee on shares held less than 90 days (as a % of amount redeemed)		rr_RedemptionFeeOverRedemption	1.00%
Management fee		rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.50%
Total annual operating expenses		rr_ExpensesOverAssets	1.31%
Fee waiver and/or expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.26%
Total annual operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	1.05%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year		rr_ExpenseExampleYear01	$ 503
3 years		rr_ExpenseExampleYear03	770
5 years		rr_ExpenseExampleYear05	1,061
10 years		rr_ExpenseExampleYear10	1,890
1 year		rr_ExpenseExampleNoRedemptionYear01	503
3 years		rr_ExpenseExampleNoRedemptionYear03	770
5 years		rr_ExpenseExampleNoRedemptionYear05	1,061
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,890
A T C | Fidelity Short Duration High Income Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	[3]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fee on shares held less than 90 days (as a % of amount redeemed)		rr_RedemptionFeeOverRedemption	1.00%
Management fee		rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.52%
Total annual operating expenses		rr_ExpensesOverAssets	2.08%
Fee waiver and/or expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.28%
Total annual operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	1.80%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
1 year		rr_ExpenseExampleYear01	$ 283
3 years		rr_ExpenseExampleYear03	620
5 years		rr_ExpenseExampleYear05	1,088
10 years		rr_ExpenseExampleYear10	2,384
1 year		rr_ExpenseExampleNoRedemptionYear01	183
3 years		rr_ExpenseExampleNoRedemptionYear03	620
5 years		rr_ExpenseExampleNoRedemptionYear05	1,088
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,384
A T C | Fidelity Short Duration High Income Fund | Return Before Taxes | Class A
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year		rr_AverageAnnualReturnYear01	(4.11%)
Life of class	[4]	rr_AverageAnnualReturnSinceInception	(3.32%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 05, 2013
A T C | Fidelity Short Duration High Income Fund | Return Before Taxes | Class T
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year		rr_AverageAnnualReturnYear01	(4.11%)
Life of class	[4]	rr_AverageAnnualReturnSinceInception	(3.32%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 05, 2013
A T C | Fidelity Short Duration High Income Fund | Return Before Taxes | Class C
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year		rr_AverageAnnualReturnYear01	(1.83%)
Life of class	[4]	rr_AverageAnnualReturnSinceInception	(0.58%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 05, 2013
A T C | Fidelity Short Duration High Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year		rr_AverageAnnualReturnYear01	(5.45%)
Life of class	[4]	rr_AverageAnnualReturnSinceInception	(4.60%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 05, 2013
A T C | Fidelity Short Duration High Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year		rr_AverageAnnualReturnYear01	(2.32%)
Life of class	[4]	rr_AverageAnnualReturnSinceInception	(3.09%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 05, 2013
A T C | Fidelity Short Duration High Income Fund | The BofA Merrill Lynch℠ 1-5 Year BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	The BofA Merrill Lynch℠ 1-5 Year BB-B US Cash Pay High Yield Constrained Index
Past 1 year		rr_AverageAnnualReturnYear01	1.75%
Life of class	[4]	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 05, 2013
A T C | Fidelity Short Duration High Income Fund | Fidelity Short Duration High Income Composite Index℠ (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fidelity Short Duration High Income Composite Index℠
Past 1 year		rr_AverageAnnualReturnYear01	1.79%
Life of class	[4]	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 05, 2013

[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, and Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates: Class A: 1.05%, Class T: 1.05%, Class C: 1.80%. These arrangements will remain in effect through June 30, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.
[3]	On Class C shares redeemed less than one year after purchase.
[4]	From November 5, 2013.